Discontinued Operations (Details) (USD $) In Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Feb. 09, 2010	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Discontinued operations, operating results information [Abstract]
Revenues, net										$ 1,185,369		$ 1,873,202	$ 1,749,317
Income (loss) before income taxes										276,843		283,979	51,835
Income tax benefit (expense)										(122,995)	[1]	(122,512)	(30,235)
Income (loss) from discontinued operations, net of taxes		40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848		161,467	21,600
Tax expense resulting from non-deductibility of certain transaction costs associated with the MSG Distribution	7,368
CSC Holdings [Member]
Discontinued operations, operating results information [Abstract]
Income (loss) from discontinued operations, net of taxes		40,212	43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848		161,467	21,600
CSC Holdings [Member] | AMC Networks Inc. [Member]
Discontinued operations, balance sheet information [Abstract]
Cash and cash equivalents		79,960				29,828				79,960		29,828
Accounts receivable, prepaid expenses and other current assets		292,488				285,529				292,488		285,529
Program rights, net		783,830				683,306				783,830		683,306
Property and equipment, net and other long-term assets		164,065				239,593				164,065		239,593
Deferred tax asset		5,307				5,379				5,307		5,379
Intangible assets		467,955				554,605				467,955		554,605
Total assets distributed		1,793,605				1,798,240				1,793,605		1,798,240
Accounts payable and accrued expenses		140,944				140,060				140,944		140,060
Other current liabilities		29,227				19,834				29,227		19,834
Payables due to Madison Square Garden		0				190,000				0		190,000
Program rights obligations		454,955				435,768				454,955		435,768
Credit facility debt		475,000				580,000				475,000		580,000
Senior notes		299,552				299,283				299,552		299,283
Senior subordinated notes		324,071				323,817				324,071		323,817
Deferred tax liability		23,648				29,769				23,648		29,769
Other long-term liabilities		49,550				91,938				49,550		91,938
Total liabilities distributed		1,796,947				2,110,469				1,796,947		2,110,469
Net assets (liabilities) distributed		(3,342)				(312,229)				(3,342)		(312,229)
AMC Networks Inc. [Member]
Discontinued operations, operating results information [Abstract]
Revenues, net										1,053,674		947,227	839,053
Income (loss) before income taxes										269,753		219,121	40,408
Income tax benefit (expense)										(111,783)	[1]	(93,492)	(24,974)
Income (loss) from discontinued operations, net of taxes										157,970		125,629	15,434
Discontinued operations, balance sheet information [Abstract]
Cash and cash equivalents		79,960				29,828				79,960		29,828
Accounts receivable, prepaid expenses and other current assets		292,488				285,529				292,488		285,529
Program rights, net		783,830				683,306				783,830		683,306
Property and equipment, net and other long-term assets		164,065				239,593				164,065		239,593
Deferred tax asset		49,607				43,558				49,607		43,558
Intangible assets		467,955				554,605				467,955		554,605
Total assets distributed		1,837,905				1,836,419				1,837,905		1,836,419
Accounts payable and accrued expenses		140,944				140,060				140,944		140,060
Other current liabilities		29,227				19,834				29,227		19,834
Payables due to Madison Square Garden		0				190,000				0		190,000
Program rights obligations		454,955				435,768				454,955		435,768
Credit facility debt		475,000				580,000				475,000		580,000
Senior notes		299,552				299,283				299,552		299,283
Senior subordinated notes		324,071				323,817				324,071		323,817
Deferred tax liability		0				0				0		0
Other long-term liabilities		49,550				91,938				49,550		91,938
Total liabilities distributed		1,773,299				2,080,700				1,773,299		2,080,700
Net assets (liabilities) distributed		64,606				(244,281)				64,606		(244,281)
Madison Square Garden [Member]
Discontinued operations, operating results information [Abstract]
Revenues, net	131,695											925,975	910,264
Income (loss) before income taxes	7,090											64,889	13,028
Income tax benefit (expense)	(11,212) [1]											(29,033)	(5,916)
Income (loss) from discontinued operations, net of taxes	(4,122)											35,856	7,112
Discontinued operations, balance sheet information [Abstract]
Cash and cash equivalents						109,716						109,716
Accounts receivable, prepaid expenses and other current assets						230,843						230,843
Advances due from Cablevision						190,000						190,000
Property and equipment, net and other long-term assets						473,825						473,825
Intangible assets						1,048,615						1,048,615
Total assets distributed						2,052,999						2,052,999
Accounts payable and accrued expenses						170,565						170,565
Other current liabilities						136,961						136,961
Deferred tax liability						495,233						495,233
Other long-term liabilities						147,805						147,805
Total liabilities distributed						950,564						950,564
Net assets (liabilities) distributed						1,102,435						1,102,435
Other [Member]
Discontinued operations, operating results information [Abstract]
Revenues, net												0	0
Income (loss) before income taxes												(31)	(1,601)
Income tax benefit (expense)												13	655
Income (loss) from discontinued operations, net of taxes												$ (18)	$ (946)

[1]	Income tax expense includes $7,368 resulting from the non-deductibility of certain transaction costs associated with the MSG Distribution.